Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JNL Investors Series Trust
Entity Central Index Key	0001121257
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Share Class I
Shareholder Report [Line Items]
Fund Name	JNL Government Money Market Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Government Money Market Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 2,809,633
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 875
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,809,633
Number of Investments:	53
Total Advisory Fees Paid ($):	875

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Repurchase Agreement with FICC, 5.32%, 07/01/24	21.4
Repurchase Agreement with CTC, 5.32%, 07/01/24	17.8
Repurchase Agreement with CIB, 5.33%, 07/01/24	10.7
Repurchase Agreement with BNS, 5.32%, 07/01/24	7.1
Treasury, United States Department of, 5.46%, 04/30/26	2.1
FHLBanks Office of Finance, 5.32%, 09/27/24	1.9
Federal Home Loan Bank of New York, 5.36%, 12/03/24	1.7
Treasury, United States Department of, 5.20%, 08/15/24	1.6
Federal Home Loan Bank of Topeka, 5.34%, 10/08/24	1.5
Treasury, United States Department of, 5.32%, 09/05/24	1.5
Total Net Assets	67.3

JNL Government Money Market Fund

Share Class SL
Shareholder Report [Line Items]
Fund Name	JNL Government Money Market Fund
Class Name	Share Class SL
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Government Money Market Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com
Additional Information Website	https://www.jackson.com/fund-literature.html
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SL	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 2,809,633
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 875
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,809,633
Number of Investments:	53
Total Advisory Fees Paid ($):	875

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Repurchase Agreement with FICC, 5.32%, 07/01/24	21.4
Repurchase Agreement with CTC, 5.32%, 07/01/24	17.8
Repurchase Agreement with CIB, 5.33%, 07/01/24	10.7
Repurchase Agreement with BNS, 5.32%, 07/01/24	7.1
Treasury, United States Department of, 5.46%, 04/30/26	2.1
FHLBanks Office of Finance, 5.32%, 09/27/24	1.9
Federal Home Loan Bank of New York, 5.36%, 12/03/24	1.7
Treasury, United States Department of, 5.20%, 08/15/24	1.6
Federal Home Loan Bank of Topeka, 5.34%, 10/08/24	1.5
Treasury, United States Department of, 5.32%, 09/05/24	1.5
Total Net Assets	67.3

JNL Government Money Market Fund